Other Current Assets and Non-Current Assets (Details) ¥ in Thousands, $ in Thousands				6 Months Ended
	Apr. 21, 2026 USD ($)	Apr. 21, 2026 CNY (¥)	Mar. 31, 2023 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)
Other Current and Noncurrent Assets [Line Items]
Capital contribution	$ 7,369	¥ 50,000
Paid in investment agreement				$ 7,369	¥ 50,000
Proceeds from Interest Received				200	¥ 1,357
SH Huazhen [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount									$ 1,769	¥ 12,560
Youguan [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount | ¥							¥ 7,200
Worthy Credit Limited [Member]
Other Current and Noncurrent Assets [Line Items]
Loan amount			$ 5,000
Credit bearing interest rate			2.00%
Richness Fortune Credit [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount								$ 6,000
Annual interest charge				$ 300
Loan Agreement [Member] | Youguan [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount | ¥							¥ 2,400